Debt - Schedule of Short-Term Debt (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Short-term bank borrowings		$ 0	$ 0
Current portion of long-term debt	[1]	751	421
Total		$ 751	$ 421

[1]	Net of adjustment for debt issuance costs.